Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost Of Sales [Abstract]
Summary of cost of sales

Cost of sales is detailed as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Cost of materials	381,141	325,995	305,298
Direct industrial labor	150,036	130,637	114,807
Indirect industrial labor	72,229	61,194	50,339
Industrial depreciation and amortization	64,700	53,550	46,258
Other costs of sales	77,355	92,503	61,813
Total Cost of sales	745,461	663,879	578,515